SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total	$ 1,487	$ 1,300	$ 142
Sale of Products [Member]
Disaggregation of Revenue [Line Items]
Total	1,379	1,034	142
Services [Member]
Disaggregation of Revenue [Line Items]
Total	$ 108	$ 266